Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities
Lease liabilities

13    Lease liabilities

2019
$

As at January 1, 2019	2,587,727
Repayments	(318,245)
Foreign exchange	(17,391)
Interest and accretion expense	132,467
Balance - End of period	2,384,558
Less: Current portion	258,685
Long-term portion	2,125,873